Related party disclosures - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Oct. 30, 2018	Sep. 30, 2018	Sep. 27, 2018	May 09, 2017	Apr. 30, 2016	Apr. 27, 2016	Apr. 30, 2015	Apr. 14, 2015
BPI France Participation – Fonds Large Venture
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)	10.00%
Alok Sharma, member of the board of directors
Disclosure of transactions between related parties [line items]
Services in business development and strategy		$ 108,000
2015 convertible notes
Disclosure of transactions between related parties [line items]
Notional amount										$ 12,000,000
2015 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount				$ 4,500,000					$ 12,000,000
Fair value of convertible note	$ 19,700,000
2016 convertible notes
Disclosure of transactions between related parties [line items]
Notional amount			$ 1,000,000		$ 6,000,000	$ 160,000		$ 7,160,000.00
Fair value of convertible note	$ 7,900,000
2016 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount							$ 6,000,000